SCHEDULE OF STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOWS RELATING TO PROVED OIL AND GAS RESERVES (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Future cash inflows		$ 168,005,410	$ 193,436,136
Future production costs	[1]	(98,181,151)	(105,954,239)
Future development costs		(38,402,500)	(37,252,500)
Future income tax expenses		(9,786,354)	(16,528,696)
Future net cash flows		21,635,405	33,700,701
10% annual discount for estimated timing of cash flows		(10,940,526)	(16,319,939)
Standardized measure of discounted future net cash flows at the end of the year		$ 10,694,879	$ 17,380,762	$ 15,616,090	$ 8,233,330

[1]	Production costs include oil and gas operations expense, production ad valorem taxes, transportation costs and general and administrative expense supporting the Company’s oil and gas operations.